Discontinued Operations:	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
5.	Discontinued Operations:

In August 2014, the Company suspended all sales of its Anatabloc® products in response to correspondence received from the FDA pertaining to the Company’s filing on a New Dietary Ingredient Notification (NDIN) with respect to Anatabloc®. Upon further discussion and analysis, the Company decided to permanently exit the dietary supplement market for all Anatabloc® and CigRx® products. Information pertaining to components of discontinued operations included in these condensed consolidated financial statements is included below.

Assets and liabilities of discontinued dietary supplement operations consisted of the following as of:

$ thousands	September 30, 2015	December 31, 2014
	(Unaudited)
Assets:
Prepaid expenses	$3	$6
Machinery and equipment	24	25
Total assets	$27	$31

Liabilities:
Accounts payable	$328	$412
Accrued expenses	79	121
Total current liabilities	$407	$533

Results of discontinued operations for the period were:

	For the three months ended		For the nine months ended
$ thousands (unaudited)	September 30, 2015	September 30, 2014	September 30, 2015	September 30, 2014
	Unaudited		Unaudited
Net sales	$-	$297	$-	$2,139
Cost of goods sold	-	508	-	1,291
Gross (deficit) margin	-	(211)	-	848
Operating expenses	10	173	81	1,845
Operating loss from discontinued operations	$(10)	$(384)	$(81)	$(997)

6.	Discontinued operations:

Dissolvable Tobacco:

Since the 1990s, the Company has sought to develop processes that significantly prevent the formation of one of the most abundant and significant groups of carcinogens, tobacco specific nitrosamines, or TSNAs, found in tobacco and tobacco smoke. The Company utilized this technology in producing low-TSNA tobacco and related low-TSNA dissolvable smokeless tobacco products as less harmful alternatives to cigarettes and traditional smokeless tobacco products and as a platform to provide a base of financial support for its intellectual property, licensing and development initiatives.

On December 14, 2012, the Company’s Board of Directors voted unanimously to discontinue the manufacturing, distribution and sale of the Company’s dissolvable smokeless tobacco products, Ariva ® and Stonewall Hard Snuff ® as of December 31, 2012.

At the time it discontinued its smokeless tobacco operations, the Company noted that it would continue to look for licensing opportunities for its patented tobacco curing technology and related low-TSNA smokeless tobacco products.  On October 2, 2013, the Company entered into a series of transactions with Starion LLC, or Starion, a tobacco manufacturer, under which, among other things, it sold equipment and inventory previously utilized in its discontinued smokeless tobacco business and licensed certain trademarks and patents to Starion for use in the manufacture and sale of low-TSNA dissolvable smokeless tobacco products. As of December 31, 2014 Starion is in default of its notes to the Company, rent on the building and licensing payments.

The Company incurred severance costs in the form of salary continuation payments and continued health benefit costs under COBRA of approximately $0.8 million, for employees transitioning from Star Tobacco. In addition, the Company issued stock awards under the Company’s 2008 Incentive Award Plan in the aggregate amount of 330,000 shares to those employees transitioning from Star Tobacco, in recognition of their long-time service to the Company. The stock awards had a total fair value of approximately $1.1 million as well as a gross up charge for taxes of approximately $0.8 million. The total cost in connection with the discontinuance of the Company’s dissolvable tobacco business was approximately $3.1 million consisting of cash and non-cash items and were recorded in the fourth quarter of 2012.

The following represents a summary of the Company’s operating results and the loss on the disposition of the smokeless tobacco operations.

	2014	2013	2012

Net sales	$-	$-	$418
Cost of goods sold	-	-	1,358
Gross margin (loss)	-	-	(940)
Operating expenses	-	-	729
Operating loss	-	-	(1,669)
Gain (loss) on disposal	(9)	395	(3,084)
Total discontinued operations	$(9)	$395	$(4,753)

Assets and liabilities of the discontinued operations consist of the following:

	2014	2013
Current assets:
Accounts receivable, trade	$-	$-
Inventory	-	-
Assets held for sale	-	69
Total assets	-	$69
Current liabilities:
Accounts payable	-	-
Accrued expenses	-	29
Total current liabilities	$-	$29

Dietary Supplements:

The Company exited the U.S. dietary supplement business upon completion of its assessment regarding the FDA’s response to the Company’s NDIN for Anatabloc ® and CigRx ®. As a result of the decision, the Company has taken a charge in the three months ended September 30, 2014 of $3.6 million which includes all inventory of the dietary supplements and write down of specialized packaging equipment and other assets. See Note 2 “Liquidity and Management Plans” for further details related to the business discontinuance.

The following represents a summary of the operating results of the Company’s dietary supplement operations for the twelve months ended December 31, 2014, 2013 and 2012.

	2014	2013	2012

Net sales	$2,139	$9,141	$6,188
Cost of goods sold	1,169	5,019	3,270
Gross margin (loss)	970	4,122	2,918
Operating expenses	2,753	10,667	6,371
Operating loss	(1,783)	(6,545)	(3,453)
(Loss) on disposal	(3,609)	-	-
Total discontinued operations	$(5,392)	$(6,545)	$(3,453)

Assets and liabilities of the discontinued dietary supplement operations consisted of the following as of:

	December 31,	December 31,
$ thousands	2014	2013
Assets:
Inventory	$-	$3,473
Prepaid Expenses	6	993
Machinery and Equipment	25	351
Total assets	$31	$4,817

Liabilities:
Accounts Payable	$412	$312
Accrued expenses	121	969
Total liabilities	$533	$1,281